Commitments and contingencies	12 Months Ended
Mar. 31, 2014
Commitments and contingencies

17. Commitments and contingencies:

Leases—

DOCOMO leases certain facilities and equipment under capital leases or operating leases.

Assets covered under capital leases at March 31, 2013 and 2014 were as follows:

	Millions of yen
Class of property	2013	2014
Machinery, vessels and equipment	¥8,419	¥7,100
Less: Accumulated depreciation and amortization	(5,598)	(4,699)

Total	¥2,821	¥2,401

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments as of March 31, 2014 were as follows:

Year ending March 31,	Millions of yen
2015	¥1,763
2016	1,269
2017	851
2018	479
2019	183
Thereafter	15

Total minimum lease payments	4,560
Less: Amount representing interest	(248)

Present value of net minimum lease payments	4,312
Less: Amounts representing estimated executory costs	(654)

Net minimum lease payments	3,658
Less: Current obligation	(1,379)

Long-term capital lease obligations	¥2,279

The above obligations are classified as part of “Other current liabilities” and “Other long-term liabilities” as appropriate.

The minimum rent payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of March 31, 2014 were as follows:

Year ending March 31,	Millions of yen
2015	¥9,306
2016	7,595
2017	5,807
2018	4,467
2019	3,351
Thereafter	8,758

Total minimum rent payments	¥39,284

Total rent expense for all operating leases except those with terms of 1 month or less that were not renewed for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	Millions of yen
	2012	2013	2014
Rent expense	¥69,782	¥74,636	¥76,429

Litigation—

DOCOMO is involved in litigation and claims arising in the ordinary course of business. DOCOMO believes that none of the litigation or claims outstanding, pending or threatened against DOCOMO would have a materially adverse effect on DOCOMO’s results of operations, financial position or cash flows.

Purchase commitments—

DOCOMO has entered into various contracts for the purchase of property, plant and equipment, inventories (primarily handsets) and services. Commitments outstanding as of March 31, 2014 were ¥45,096 million (of which ¥2,119 million are with related parties) for property, plant and equipment, ¥691,341 million (of which none are with related parties) for inventories and ¥11,294 million (of which ¥323 million are with related parties) for the other purchase commitments.

The amounts of purchase commitments are estimates calculated based on given assumptions and do not represent DOCOMO’s entire anticipated purchases in the future.

Loan commitments—

DOCOMO conducts the cash advance service accompanying credit business. Total outstanding credit lines regarding loan commitments of the cash advance service as of March 31, 2013 and 2014 were ¥125,892 million and ¥127,710 million, respectively.

Credit lines are not necessarily executed to the maximum amount because these contracts contain a clause to lower the credit lines if there are reasonable grounds.

Guarantees—

DOCOMO enters into agreements in the normal course of business that provide guarantees for counterparties. These counterparties include subscribers, related parties, foreign wireless telecommunications service providers and other business partners.

DOCOMO provides subscribers with guarantees for product defects of cellular phone handsets sold by DOCOMO, but DOCOMO is provided with similar guarantees by the handset vendors and no liabilities were recognized for these guarantees.

Though the guarantees or indemnifications provided in transactions other than those with the subscribers are different in each contract, the likelihood of almost all of the performance of these guarantees or indemnifications are remote and amount of payments DOCOMO could be claimed for is not specified in almost all of the contracts. Historically, DOCOMO has not made any significant guarantee or indemnification payments under such agreements. DOCOMO estimates the fair value of the obligations related to these agreements is not significant. Accordingly, no liabilities were recognized for these obligations.